Fair Value Measurements - Summary of Breakdown of Total Gains (Losses) Recognised in Respect of Level 3 Fair Values (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unrealized fair value losses (gains) [line items]
Total gain included in OCI	$ 2,761	$ (20,448)	$ 31,017
Significant Unobservable Inputs (Level 3) [member]
Disclosure of unrealized fair value losses (gains) [line items]
Change in fair value (unrealized)	2,761	(20,448)
Change in fair value (realized)	0	0
Total gain included in OCI	$ 2,761	$ (20,448)